Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Amortized cost of fixed maturity securities-available-for-sale	$ 6,209.9	$ 6,023.0
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	44,268,859	46,159,387
Common Stock, par value